EMPLOYEE BENEFITS - DEFERRED COMPENSATION (Details) - The Bank - Officers and directors deferred compensation plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred compensation
Percentage of base salary which can be deferred	20.00%
Percentage of annual bonus which can be deferred	50.00%
Percentage of director's fees which can be deferred	100.00%
Margin on variable rate (as a percent)	2.00%
Variable rate basis	prime rate
Liability for the deferred compensation plan	$ 1,220	$ 1,086
Contributions	80	87
Interest earned	61	53
Payouts	$ 7	$ 6